Other disclosures (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Disclosures
Premium received for guarantees	R$ 253,677	R$ 300,711	R$ 282,613
Bank debt instruments held	146,156,911	51,196,827
Contract, amount	488	431
Lease payments, recognized as expenses	R$ 194,402	R$ 256,371